Financial instruments recognized in the statement of financial position and related effect on the income statement	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments recognized in the statement of financial position and related effect on the income statement	Financial instruments recognized in the statement of financial position and related effect on the income statement
The following tables show the carrying amounts and fair values of financial assets and financial liabilities. The tables do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

As of December 31, 2023 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables(2)	Fair value
Financial assets
Non-current financial assets	9,796	9,796		9,796

Trade receivables and others	66,111	—	66,111	66,111
Short-term investments	21,851	21,851	—	21,851
Cash and cash equivalents	70,605	70,605	—	70,605
Total financial assets	168,363	102,252	66,111	168,363

As of December 31, 2023 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	30,957	—	30,957	30,957
Financial liabilities—current portion	8,936	—	8,936	8,936
Trade payables and others	17,018	—	17,018	17,018
Total financial liabilities	56,911	—	56,911	56,911

As of December 31, 2024 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables(2)	Fair value
Financial assets
Non-current financial assets	10,281	10,281	—	10,281
Trade receivables and others	14,300	—	14,300	14,300
Short-term investments	14,374	14,374	—	14,374
Cash and cash equivalents	66,396	66,396	—	66,396
Total financial assets	105,351	91,051	14,300	105,351

As of December 31, 2024 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	22,286	—	22,286	22,286
Financial liabilities—current portion	8,709	—	8,709	8,709
Trade payables and others	16,007	—	16,007	16,007
Total financial liabilities	47,002	—	47,002	47,002

As of December 31, 2025 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Receivables(2)	Fair value
Financial assets
Non-current financial assets	10,455	10,455	—	10,455
Trade receivables and others	12,651	—	12,651	12,651
Short-term investments	6,218	6,218	—	6,218
Cash and cash equivalents	28,092	28,092	—	28,092
Total financial assets	57,416	44,765	12,651	57,416

As of December 31, 2025 (in thousands of euro)	Book value on the statement of financial position	Fair value through profit and loss(1)	Debt at amortized cost(3)	Fair value
Financial liabilities
Financial liabilities—non-current portion	13,771	—	13,771	13,771
Financial liabilities—current portion	8,802	—	8,802	8,802
Trade payables and others	15,042	—	15,042	15,042
Total financial liabilities	37,615	—	37,615	37,615
(1)The fair value of financial assets classified as fair value through profit and loss corresponds to the market value of the assets, which are primarily determined using level 2 measurements.
(2)The fair value of financial assets classified as fair value through comprehensive income corresponds to the market value of the assets, which are primarily determined using level 1 measurements.
(3)The book amount of financial assets and liabilities measured at amortized cost was deemed to be a reasonable estimation of fair value.
In accordance with the amendments to IFRS 7, financial instruments are presented in three categories based on a hierarchy of methods used to determine fair value:
Level 1: fair value determined based on quoted prices in active markets for assets or liabilities;
Level 2: fair value determined on the observable database for the asset or liability concerned either directly or indirectly;
Level 3: fair value determined on the basis of evaluation techniques based in whole or in part on unobservable data.